4. INTANGIBLE ASSET (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
License agreement	$ 6,831	$ 6,831	$ 6,831
Accumulated amortization	(784)	(700)	(364)
License agreement net	$ 6,047	$ 6,131	$ 6,467